Investment in Other Entities (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 15, 2022	Aug. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Investment in Other Entities (Details) [Line Items]
Note receivable		$ 10,450					$ 9,200
Proceeds from notes receivable	$ 11,555
Proceeds received from paid-in-kind interest	701						288
Proceeds from prepayment of penalty	$ 545
Gain on redemption of note receivable			1,943		1,943
Decrease in interest and financing expense			95		841
Note receivable - variable fee component			1,865		1,865		$ 1,656
Reynolds [Member]
Investment in Other Entities (Details) [Line Items]
Ownership interest rate		100.00%
Note receivable		$ 10,450
Interest rate		12.50%
Percentage of note receivable payable in cash		8.00%
Payment-in-kind interest of equity method investment rate		4.50%
Decrease in interest and financing expense			$ 73		$ 136
Percentage of revenue based distributions of note receivable		4.25%
Maximum amount of revenue based distributions over term of debt		$ 4,500
Note receivable - variable fee component		$ 1,538